Non-life and Life and Health Reserves - Loss and loss expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Losses and Loss Expenses by Segment [Line Items]
Losses and loss expenses	$ 4,747,403	$ 4,883,984	$ 5,334,900
Non Life
Losses and Loss Expenses by Segment [Line Items]
Losses and loss expenses	3,313,234	3,443,245	4,016,704
Life and Health
Losses and Loss Expenses by Segment [Line Items]
Losses and loss expenses	$ 1,434,169	$ 1,440,739	$ 1,318,196